Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
LHA Market State™ Tactical Beta ETF
Shareholder Report [Line Items]
Fund Name	LHA Market State™ Tactical Beta ETF
Class Name	LHA Market State™ Tactical Beta ETF
Trading Symbol	MSTB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LHA Market State™ Tactical Beta ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lhafunds.com/mstb. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.lhafunds.com/mstb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LHA Market State™ Tactical Beta ETF	$64	1.25%
[1]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/29/2020)
LHA Market State™ Tactical Beta ETF NAV	15.71	8.07	11.14
S&P 500 TR	22.32	13.41	16.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.lhafunds.com/mstb for more recent performance information. Visit https://www.lhafunds.com/mstb for more recent performance information.
Net Assets	$ 196,250,780
Holdings Count | $ / shares	6
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$196,250,780
Number of Holdings	6
Portfolio Turnover	-%
30-Day SEC Yield	0.46%
30-Day SEC Yield Unsubsidized	0.46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
Exchange Traded Funds	82.4%
U.S. Treasury Bills	9.3%
Money Market Funds	6.9%
Futures Contracts	-0.1%
Cash & Other	1.5%

Top 10 Holdings	(% of Net Assets)
State Street SPDR S&P 500 ETF Trust	82.4%
United States Treasury Bill	9.3%
First American Government Obligations Fund	3.5%
First American Treasury Obligations Fund	3.4%
S&P 500 Index	-0.1%

Updated Prospectus Web Address	https://www.lhafunds.com/mstb
LHA Market State™ Tactical Q ETF
Shareholder Report [Line Items]
Fund Name	LHA Market State™ Tactical Q ETF
Class Name	LHA Market State™ Tactical Q ETF
Trading Symbol	MSTQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LHA Market State™ Tactical Q ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lhafunds.com/mstq. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.lhafunds.com/mstq
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LHA Market State™ Tactical Q ETF	$71	1.32%
[2]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.32%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/14/2022)
LHA Market State™ Tactical Q ETF NAV	25.80	16.09
NASDAQ Composite Total Return Index	29.48	19.52
NASDAQ 100 Total Return Index	34.38	22.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.lhafunds.com/mstq for more recent performance information. Visit https://www.lhafunds.com/mstq for more recent performance information.
Net Assets	$ 38,874,948
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$38,874,948
Number of Holdings	6
Portfolio Turnover	2%
30-Day SEC Yield	0.72%
30-Day SEC Yield Unsubsidized	0.72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
Exchange Traded Funds	64.0%
Money Market Funds	23.7%
U.S. Treasury Bills	12.3%
Futures Contracts	-0.4%
Cash & Other	0.4%

Top 10 Holdings	(% of Net Assets)
Invesco QQQ Trust Series 1	64.0%
United States Treasury Bill	12.3%
First American Treasury Obligations Fund	11.9%
First American Government Obligations Fund	11.8%
Nasdaq 100 Index	-0.4%

Updated Prospectus Web Address	https://www.lhafunds.com/mstq
LHA Risk-Managed Income ETF
Shareholder Report [Line Items]
Fund Name	LHA Risk-Managed Income ETF
Class Name	LHA Risk-Managed Income ETF
Trading Symbol	RMIF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LHA Risk-Managed Income ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lhafunds.com. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.lhafunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LHA Risk-Managed Income ETF	$54	1.10%
[3]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/08/2023)
LHA Risk-Managed Income ETF NAV	2.37	4.85
Bloomberg US Aggregate Bond Index	3.79	4.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.lhafunds.com for more recent performance information. Visit https://www.lhafunds.com for more recent performance information.
Net Assets	$ 25,263,186
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$25,263,186
Number of Holdings	6
Portfolio Turnover	86%
30-Day SEC Yield	4.48%
30-Day SEC Yield Unsubsidized	4.48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
Exchange Traded Funds	66.7%
Money Market Funds	33.3%
Cash & Other	0.0%*

Top 10 Holdings	(% of Net Assets)
State Street SPDR Bloomberg Short Term High Yield Bond ETF	16.9%
First American Treasury Obligations Fund	16.7%
First American Government Obligations Fund	16.6%
State Street SPDR Bloomberg High Yield Bond ETF	16.6%
iShares iBoxx USD High Yield Corporate Bond ETF	16.6%
Xtrackers USD High Yield Corporate Bond ETF	16.6%
* Represents less than 0.05% of Net Assets

Updated Prospectus Web Address	https://www.lhafunds.com

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized